Acquisitions and divestitures (Tables)	12 Months Ended
Oct. 31, 2019
Banco Cencosud Peru [member]
Disclosure of Acquisitions and divestitures [Line Items]
Summary of Fair Value of Identifiable Net Assets at Acquisition Date
The fair value of the identifiable assets and liabilities acquired of Banco Dominicano del Progreso, Dominican Republic at the date of acquisition were:

($ millions)
Total net assets acquired (1)	176
Goodwill arising on acquisition	271
Deferred tax liabilities	(3)
Non-controlling interest	(4)
Total purchase consideration transferred	$440

(1)	Includes finite life intangible assets of $26 million relating to core-deposits and customer relationships.

Jarislowsky Fraser [member]
Disclosure of Acquisitions and divestitures [Line Items]
Summary of Fair Value of Identifiable Net Assets at Acquisition Date

The fair value of the identifiable net assets of Jarislowsky, Fraser Limited at the date of acquisition was:

($ millions)
Total net assets acquired	$9
Intangible assets
Finite life intangible asset arising on acquisition (1)	255
Indefinite life intangible assets arising on acquisition (2)	308
Deferred tax liability	(150)
Goodwill arising on acquisition	556
Purchase consideration transferred	$978

(1)	Comprised of customer relationship intangible of $255.
(2)	Comprised of fund management contracts of $290 and trademark of $18.

BBVA Chile [member]
Disclosure of Acquisitions and divestitures [Line Items]
Summary of Fair Value of Identifiable Net Assets at Acquisition Date
The fair values of the identifiable net assets of BBVA at the date of acquisition were:

($ millions)
Total identifiable net assets at fair value (1)	$2,272
Intangible assets
Finite life intangible assets	143
Deferred tax liability	(90)
Goodwill arising on acquisition	1,281
Non-controlling interest	(677)
Purchase consideration transferred	$2,929

(1)	Includes loans of $20,469 and deposits of $13,444.

MD Financial Management [member]
Disclosure of Acquisitions and divestitures [Line Items]
Summary of Fair Value of Identifiable Net Assets at Acquisition Date
The fair values of the identifiable net assets of MD Financial at the date of acquisition were:

($ millions)
Total identifiable net assets at fair value	$97
Intangible assets
Finite life intangible assets (1)	70
Indefinite life intangible assets (2)	1,880
Deferred tax liability	(501)
Goodwill arising on acquisition	1,154
Purchase consideration transferred	$2,700

(1)	Comprised of customer relationship intangible.
(2)	Comprised of fund management contract of $1.8 billion and acquired trademark of $80 million.